Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2025
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]
Note 26
Employee benefits: variable compensation
a) Plans offered
UBS has
several share-based
and other
deferred compensation
plans that align
the interests
of Group
Executive Board
(GEB) members and other employees with the interests of investors.
Share-based awards are granted
in the form of
notional shares and, where
permitted, carry a dividend
equivalent that may be
paid in notional shares or cash. Awards are settled by
delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax
reasons.
Deferred
compensation
awards
are
generally
forfeitable
upon,
among
other
circumstances,
voluntary
termination
of
employment with UBS. These
compensation plans are also
designed to meet regulatory
requirements and include special
provisions
for
regulated
employees.
For
the
majority
of
variable
compensation
awards
granted
under
such
plans
to
employees of UBS AG, the grantor entity
is UBS Group AG. Expenses associated with
these awards are charged by UBS
Group AG to UBS AG. For the purpose of this Note, references to shares refer to UBS Group AG shares.
The most significant deferred compensation
plans are described below.
›
Refer to Note 1a item 4 for a description of the accounting policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term
Incentive Plan
(the LTIP)
is a
mandatory deferral
plan for
GEB members and
Managing Directors
(MDs)
reporting to the GEB and their direct reports at MD level.
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year performance period:
return on common
equity tier 1
(CET1) capital and
relative total shareholder
return (TSR), which
compares the TSR of
UBS with the
TSR of an
index consisting of
listed Global Systemically
Important Banks as
determined
by
the
Financial
Stability
Board
(excluding
UBS).
The
final
number
of
shares
vest
over
three
years
following
the
performance period
for GEB
members and
cliff
vest in
the year
following the
performance period
for selected
senior
management.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership
Plan (the EOP)
is the deferred
share-based compensation plan
for employees that
are subject
to
deferral requirements but do not receive LTIP
awards. EOP awards generally vest over three years.
Certain Asset
Management employees
receive some
or all
of their EOP
in the form
of notional funds
(the Fund Ownership
Plan). This plan is
generally delivered in cash
and vests over three
years. The amount delivered depends
on the value of
the underlying investment funds at the time of vesting.
Deferred Contingent Capital Plan
The Deferred Contingent Capital Plan (the
DCCP) is a deferred compensation plan for
all employees who are subject to
deferral requirements.
Such employees
are awarded
notional additional
tier 1
(AT1)
capital instruments,
which, at
the
discretion of UBS, can be settled in cash
or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear notional
interest
paid
annually
(except
for
certain
regulated
employees)
and
vest
in
full
after
five
years.
Awards
are
forfeited if a viability event occurs (i.e.
if the Swiss Financial Market Supervisory Authority
(FINMA) notifies the firm that
the DCCP awards
must be written
down to mitigate
the risk of
insolvency,
bankruptcy or failure
of UBS) or
if the firm
receives a commitment of extraordinary support from the public sector that is necessary to prevent such an
event. DCCP
awards are also written
down if the
Group’s CET1 capital
ratio falls below
a defined threshold.
In addition, GEB
members
forfeit 20 % of DCCP awards for each loss-making year during the vesting period.
Deferred compensation plans awarded to employees of Credit Suisse
Existing compensation plans offered to employees of Credit Suisse prior to the acquisition
Credit
Suisse
offered
a
range
of
compensation
plans
to
its
employees.
Outstanding
deferred
compensation
included
upfront cash awards, share awards
and other deferred awards settled in cash. Generally,
the existing awards continued
to vest according
to their original
terms, with the
expense recognized over
the residual service
period. Awards referenced
to shares in
the Credit Suisse
Group were converted
into units over UBS
Group shares according
to the exchange ratio
applied to the merger transaction (1 share in UBS for 22.48
shares in Credit Suisse).
Financial advisor variable compensation
In line with market practice for US wealth
management businesses, the compensation for US
financial advisors in Global
Wealth Management consists of cash compensation, determined using a formulaic approach based on production, and
deferred awards.
Cash
compensation
reflects
a
percentage
of
the
compensable
production
that
each
financial
advisor
generates.
Compensable production is generally based
on transaction revenue and investment
advisory fees and may reflect further
adjustments. The percentage rate generally varies based on the level of the production and firm tenure.
Financial advisors
may also
be granted
deferred awards.
These amounts
generally vest
over a six-year
period. The
deferred
award takes into account the overall percentage rate and production.
Cash compensation and deferred awards may be reduced for,
among other things, errors, negligence or carelessness, or
failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.
Financial advisors
may also
participate in
additional programs
to
support promoting
and developing
their business
or
supporting the transition
of client relationships
where appropriate.
Financial advisor compensation
also includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.
b) Effect on the income statement
Effect on the income statement for the financial year and future periods
The table
below provides
information about
compensation expenses
related to
total variable
compensation that
were
recognized in the financial
year ended 31 December
2025, as well
as expenses that
were deferred and will
be recognized
in the income statement for 2026 and later.
Deferred expenses related to compensation plans granted to
employees of
Credit Suisse in
2023 and earlier
years are presented
under Variable
compensation – other.
The expense recognized
in
2025 associated with these awards was USD 82 m (2024: USD 122 m) for outstanding deferred compensation plans that existed on the date of the acquisition.
The majority
of expenses
deferred to
2026 and
later that
are related
to the
2025 performance
year pertain
to awards
granted in February 2026. The
total unamortized compensation expense
for unvested share-based awards
granted up to
31 December 2025 will be recognized in future periods over a weighted average period of 2.4 years.
Variable compensation
Expenses recognized in 2025 Expenses deferred to 2026 and later
1
USD m
Related to the
2025
performance
year
Related to
prior
performance
years Total
Related to the
2025
performance
year
Related to
prior
performance
years Total
Non-deferred cash 3,124 (56) 3,067 0 0 0
Deferred compensation awards 589 696 1,285 750 855 1,606
of which: Equity Ownership Plan 128 254 382 320 198 518
of which: Deferred Contingent Capital Plan 223 296 519 336 513 848
of which: Long-Term Incentive Plan 208 115 324 59 125 185
of which: Fund Ownership Plan 29 31 60 35 19 54
Variable compensation – performance awards 3,712 640 4,352 750 855 1,606
Variable compensation – financial advisors
2
4,874 780 5,654 1,059 3,591 4,651
of which: non-deferred cash 4,498 0 4,498 0 0 0
of which: deferred share-based awards 132 93 225 126 233 360 of which: deferred cash-based awards 230 251 480 592 1,267 1,859 of which: compensation commitments with recruited financial advisors 15 437 451 341 2,092 2,433
Variable compensation – other
3
470 279 748 197 283 480
Total variable compensation 9,057 1,699 10,755
4
2,007 4,730 6,737
1 Estimate as of 31 December 2025. Actual amounts to be expensed in future periods may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the time
of recruitment that are
subject to
vesting requirements.
3 Includes severance payments,
replacement and retention awards,
existing deferred awards granted to
Credit Suisse employees, interest expense
related to the Deferred Contingent Capital
Plan and forfeiture credits.
4 Includes USD
1,064
m in expenses related
to share-based compensation
(performance awards: USD
706
m; other variable compensation:
USD
134 m; financial advisor compensation:
USD 225
m). A further
USD
166
m in expenses
related to share-based
compensation was
recognized within other
expense categories included
in Note 6
(salaries: USD
2
m related to
role-based allowances;
social
security: USD 134 m; other personnel expenses: USD 29 m related to the Equity Plus Plan).
Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later
1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,469 (59) 2,410 0 0 0
Deferred compensation awards 463 638 1,101 679 814 1,493
of which: Equity Ownership Plan 146 263 409 242 209 451
of which: Deferred Contingent Capital Plan 163 268 431 286 491 777
of which: Long-Term Incentive Plan 131 67 197 124 90 214
of which: Fund Ownership Plan 24 41 64 27 24 52
Variable compensation – performance awards 2,932 579 3,511 679 814 1,493
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial advisors 33 474 507 422 2,231 2,653
Variable compensation – other
3
314 297 610 220 455 675
Total variable compensation 7,730 1,684 9,414
4
1,927 4,908 6,835
1 Estimate as of 31 December 2024. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan.
4 Includes USD
930 m in expenses related to share-based compensation (performance awards: USD 606 m; other variable compensation: USD 105 m; financial advisor compensation: USD 219 m). A further USD 101
m in expenses related
to share-based compensation was recognized
within other expense categories
included in Note 6
(salaries: USD
2
m related to role-based
allowances;
social security: USD 74 m; other personnel expenses: USD 25 m related to the Equity Plus Plan).
Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial advisors 42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as of 31 December 2023. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan.
4 Includes USD
818 m in expenses related
to share-based
compensation (performance
awards: USD
575
m; other
variable compensation:
USD
46
m; financial
advisor compensation:
USD
197
m). A
further USD
135
m in
expenses related
to share-based
compensation was recognized within
other expense categories included in
Note 6 (salaries: USD
4
m related to role-based allowances;
social security: USD
109 m; other personnel expenses: USD 22 m related to the
Equity Plus Plan).
c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding
share-based awards
granted by UBS AG
and its subsidiaries
to employees during
2025 and
2024 are provided in the table below.
Movements in outstanding share-based compensation awards
Number of shares
2025
1
Weighted
average grant
date fair
value (USD)
Number of shares
2024
1
Weighted
average grant
date fair
value (USD)
Outstanding, at the beginning of the year 7,184,565 20 756,925 19
Share obligations assumed at merger with Credit Suisse AG 7,697,548 20
Awarded during the year 204,762 30 151,964 26
Distributed during the year (3,557,228) 20 (1,202,448) 20
Forfeited during the year (444,463) 21 (219,425) 21
Outstanding, at the end of the year 3,387,635 21 7,184,565 20 of which: shares vested for accounting purposes 2,761,285 4,936,340
1 Number of shares reflects the maximum opportunity for awards with a performance condition.
The
total
carrying
amount
of
the
liability
related
to
cash-settled
share-based
awards
as
of
31 December
2025
and
31 December 2024 was USD 14 m and USD 22 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense based on the average market price of UBS shares on the grant date as quoted on the SIX
Swiss Exchange, taking
into consideration
post-vesting sale
and hedge
restrictions, non-vesting
conditions and
market conditions,
where applicable.
The fair
value of
the share awards
subject to
post-vesting sale
and hedge
restrictions
is discounted on the
basis of the duration
of the post-vesting restriction
and is referenced
to the cost of
purchasing an
at-the-money European put
option for the
term of the
transfer restriction.
The grant date
fair value of
notional shares
without dividend
entitlements also
includes a
deduction for
the present
value of
future expected
dividends to
be paid
between the grant date and distribution.